Pioneer Floating Rate Fund

Schedule of Investments | July 31, 2021

Ticker Symbols:
Class A Class C Class Y	FLARX FLRCX FLYRX

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 97.1%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 89.5% of Net Assets*(a)
	Aerospace & Defense - 3.6%
625,503	Air Canada, Replacement Term Loan, 1.839% (LIBOR + 175 bps), 10/6/23	$624,408
825,000(b)	Air Canada, Term B Loan, 7/27/28	827,409
845,563	American Airlines, Inc., 2017 Class B Term Loan, 2.093% (LIBOR + 200 bps), 12/15/23	825,481
2,793,817	American Airlines, Inc., 2018 Replacement Term Loan, 1.836% (LIBOR + 175 bps), 6/27/25	2,614,657
975,000	Grupo Aeroméxico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	982,313
968,889	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.34% (LIBOR + 425 bps), 6/19/26	938,005
1,290,250	MAG DS Corp., Initial Term Loan, 6.5% (LIBOR + 550 bps), 4/1/27	1,267,671
500,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	531,079
1,995,000	Peraton Corp., First Lien Term B Loan, 4.5% (LIBOR + 375 bps), 2/1/28	1,995,207
260,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75% (LIBOR + 375 bps), 10/20/27	274,983
597,000	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP), Initial Term Loan, 6.0% (LIBOR + 525 bps), 1/15/25	602,473
748,125	United AirLines, Inc., Class B Term Loan, 4.5% (LIBOR + 375 bps), 4/21/28	750,775
2,287,170	WP CPP Holdings LLC, First Lien Initial Term Loan, 4.75% (LIBOR + 375 bps), 4/30/25	2,209,406
	Total Aerospace & Defense	$14,443,867
	Airlines - 0.2%
775,000	AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/20/28	$797,281
	Total Airlines	$797,281
	Automobile - 2.7%
797,279	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$796,505
1,496,250	CWGS Group LLC (aka Camping World, Inc.), Initial Term Loan, 3.25% (LIBOR + 250 bps), 6/3/28	1,480,620
562,754	Dana, Inc., 2018 New Term Loan B Advance, 2.35% (LIBOR + 225 bps), 2/27/26	562,461
914,375	Highline Aftermarket Acquisition LLC, First Lien Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	917,804
1,581,408	IXS Holdings, Inc., Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/5/27	1,587,667
1,783,299	RVR Dealership Holdings LLC, Term Loan, 4.75% (LIBOR + 400 bps), 2/8/28	1,779,955
686,913	Superior Industries International, Inc., Replacement Term Loan, 4.092% (LIBOR + 400 bps), 5/22/24	686,913
1,970,640	Thor Industries, Inc., Term B-1 USD Loan, 3.125% (LIBOR + 300 bps), 2/1/26	1,974,827
1,207,917	Visteon Corp., New Term Loan, 1.85% (LIBOR + 175 bps), 3/25/24	1,196,592
134,716	Wabash National Corp., Initial Term Loan, 4.0% (LIBOR + 325 bps), 9/28/27	134,884
	Total Automobile	$11,118,228
	Automotive - 1.4%
1,000,000(b)	American Trailer World Corp., First Lien Initial Term Loan, 3/3/28	$988,125
1,250,000	Autokiniton US Holdings, Inc. (aka L&W, Inc.), Closing Date Term B Loan, 5.0% (LIBOR + 450 bps), 4/6/28	1,259,375
188,889(b)	RV Retailer, LLC, Delayed Draw Term Loan, 2/8/28	188,536
852,928	TI Group Automotive Systems LLC, Refinancing US Term Loan, 3.75% (LIBOR + 325 bps), 12/16/26	855,060
1,500,000	Trinseo Materials Operating SCA (fka Styron S.a.r.l), Term Loan, 2.592% (LIBOR + 250 bps), 5/3/28	1,484,437
1,000,000	Wheel Pros, Inc. (aka Wheel Pros LLC), Cov-Lite Term Loan, 5.25% (LIBOR + 450 bps), 5/11/28	1,004,375
	Total Automotive	$5,779,908
	Banking - 0.6%
982,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 3.63% (LIBOR + 350 bps), 7/24/26	$973,136
500,000	Azalea TopCo, Inc., Term Loan, 4.5% (LIBOR + 375 bps), 7/24/26	501,562
1,073,092	Nouryon Finance BV (aka AkzoNobel), Initial Dollar Term Loan, 2.835% (LIBOR + 275 bps), 10/1/25	1,061,154
	Total Banking	$2,535,852
	Beverage, Food & Tobacco - 0.4%
497,500	Arterra Wines Canada, Inc. (fka 9941762 Canada, Inc.), Initial Tranche B-1 Term Loan, 4.25% (LIBOR + 350 bps), 11/24/27	$497,500
1,026,109	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 2.092% (LIBOR + 200 bps), 5/1/26	1,016,489
	Total Beverage, Food & Tobacco	$1,513,989
	Broadcasting & Entertainment - 1.4%
1,330,578	Charter Communications Operating LLC (aka CCO Safari LLC), Term B-2 Loan, 1.85% (LIBOR + 175 bps), 2/1/27	$1,316,626
485,057	Creative Artists Agency LLC, Closing Date Term Loan, 3.842% (LIBOR + 375 bps), 11/27/26	480,249
1,581,456	Gray Television, Inc., Term B-2 Loan, 2.35% (LIBOR + 225 bps), 2/7/24	1,572,277
528,021	Gray Television, Inc., Term C Loan, 2.6% (LIBOR + 250 bps), 1/2/26	523,978
1,147,309	Sinclair Television Group, Inc., Term B-3 Loan, 2.35% (LIBOR + 225 bps), 1/3/24	1,139,780
810,563	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 2.6% (LIBOR + 250 bps), 9/30/26	799,620
	Total Broadcasting & Entertainment	$5,832,530
	Building Materials - 1.2%
1,616,578	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$1,608,293
580,699	CPG International LLC (fka CPG International, Inc.), New Term Loan, 3.25% (LIBOR + 250 bps), 5/5/24	579,973
600,000	Foundation Building Materials, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 1/31/28	594,125
2,000,000(b)	Groupe Solmax Inc., Initial Term Loan, 5/29/28	2,007,500
	Total Building Materials	$4,789,891
Principal Amount USD ($)		Value
	Buildings & Real Estate - 1.8%
987,318	C.H.I. Overhead Doors, Inc., First Lien Third Amendment Initial Term Loan, 4.5% (LIBOR + 350 bps), 7/31/25	$988,552
1,486,097	Cornerstone Building Brands, Inc., Term Loan B, 3.75% (LIBOR + 325 bps), 4/12/28	1,485,478
895,500	PAE, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 10/19/27	898,634
1,300,000	SRS Distribution Inc., 2021 Refinancing Term Loan, 4.25% (LIBOR + 375 bps), 6/2/28	1,292,688
2,836,021	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	2,841,591
	Total Buildings & Real Estate	$7,506,943
	Chemicals - 2.4%
1,391,820	Core & Main LP, Tranche B Term Loan, 2.586% (LIBOR + 250 bps), 7/27/28	$1,382,251
1,895,250	CPC Acquisition Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/29/27	1,885,774
1,709,905	Gemini HDPE LLC, 2027 Advance, 3.5% (LIBOR + 300 bps), 12/31/27	1,706,344
600,985	Graham Packaging Company Inc., 2021 Initial Term Loan, 3.75% (LIBOR + 300 bps), 8/4/27	597,933
600,000	Ineos US Petrochem LLC, Term Loan B, 3.25% (LIBOR + 275 bps), 1/29/26	599,125
1,250,000	Lonza Group AG, Term Loan B, 4.75% (LIBOR + 400 bps), 6/29/28	1,252,149
1,122,188	LSF11 Skyscraper Holdco S.a r.l., Facility B3, 4.25% (LIBOR + 350 bps), 9/29/27	1,123,590
493,333	Tank Holding Corp., First Lien 2020 Incremental Term Loan, 5.75% (LIBOR + 500 bps), 3/26/26	494,875
562,452	Tronox Finance LLC, First Lien Refinancing Term Loan, 2.63% (LIBOR + 250 bps), 3/10/28	557,765
	Total Chemicals	$9,599,806
	Chemicals, Plastics & Rubber - 1.7%
995,000	Avantor Funding, Inc., Incremental B-5 Dollar Term Loan, 2.75% (LIBOR + 225 bps), 11/8/27	$991,891
551,429	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 1.897% (LIBOR + 175 bps), 6/1/24	545,857
997,494	Charter Next Generation, Inc. (fka Charter NEX US, Inc.), First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/1/27	998,637
218,350	Emerald Performance Materials LLC, Initial Term Loan, 5.0% (LIBOR + 400 bps), 8/12/25	219,192
989,899	Hexion, Inc., USD Term Loan, 3.65% (LIBOR + 350 bps), 7/1/26	989,693
355,500	Innophos Holdings, Inc., Initial Term Loan, 3.592% (LIBOR + 350 bps), 2/5/27	355,278
405,089	Pactiv Evergreen, Inc., Tranche B-1 US Term Loan, 2.842% (LIBOR + 275 bps), 2/5/23	404,357
820,875	Pactiv Evergreen, Inc., Tranche B-2 US Term Loan, 3.342% (LIBOR + 325 bps), 2/5/26	812,446
245,625	Tank Holding Corp., First Lien 2020 Refinancing Term Loan, 3.592% (LIBOR + 350 bps/PRIME + 250 bps + 225 bps), 3/26/26	243,732
142,857(b)	Tekni-Plex, Inc. (aka Trident TPI Holdings, Inc.), Delayed Draw Term Loan, 7/29/28	142,946
1,007,143(b)	Tekni-Plex, Inc. (aka Trident TPI Holdings, Inc.), Incremental Term Loan, 7/29/28	1,007,772
	Total Chemicals, Plastics & Rubber	$6,711,801
	Computers & Electronics - 4.9%
900,000	Ahead DB Holdings LLC, First Lien Initial Term Loan B, 4.5% (LIBOR + 375 bps), 10/18/27	$901,849
548,597	Applied Systems, Inc., First Lien Closing Date Term Loan, 3.75% (LIBOR + 325 bps), 9/19/24	547,382
989,943	athenahealth, Inc., First Lien Term B-1 Loan, 4.41% (LIBOR + 425 bps), 2/11/26	991,428
600,925	Cornerstone OnDemand, Inc., 2021 Refinancing Term Loan, 3.339% (LIBOR + 325 bps), 4/22/27	599,298
273,625	ECi Macola/MAX Holding LLC (ECI Software Solution, Inc.), First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/9/27	274,241
500,000	Endurance International Group, Inc., Term Loan, 4.25% (LIBOR + 350 bps), 2/10/28	494,010
1,109,924	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.342% (LIBOR + 425 bps), 6/26/25	1,102,293
897,750	Indy US Bidco LLC (aka NielsenIQ), Tranche B-1 Term Loan, 4.103% (LIBOR + 400 bps), 3/6/28	897,509
1,492,500	LogMeIn, Inc., First Lien Initial Term Loan, 4.85% (LIBOR + 475 bps), 8/31/27	1,487,991
1,700,000(b)	Magenta Buyer LLC, First Lien Initial Term Loan, 7/27/28	1,695,113
897,750	Netsmart, Inc., First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/1/27	899,433
1,500,000	Paysafe Group Holdings II Limited, Facility B1, 3.25% (LIBOR + 275 bps), 6/28/28	1,495,938
698,250	Pitney Bowes Inc., Refinancing Tranche B Term Loan, 4.1% (LIBOR + 400 bps), 3/17/28	701,086
1,500,000	Polaris Newco, LLC, First Lien Dollar Term Loan, 4.5% (LIBOR + 400 bps), 6/2/28	1,500,093
1,000,000	RealPage, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 4/24/28	994,931
281,290(b)	Redstone Holdco 2 LP, First Lien Delayed Draw Term Loan, 4/27/28	280,529
718,710(b)	Redstone Holdco 2 LP, First Lien Initial Term Loan, 4/27/28	716,763
2,992,308	VeriFone Systems, Inc., First Lien Initial Term Loan, 4.147% (LIBOR + 400 bps), 8/20/25	2,925,914
1,400,000	Vision Solutions, Inc. (Precisely Software Inc.), First Lien Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/24/28	1,395,407
	Total Computers & Electronics	$19,901,208
	Construction & Building - 1.5%
1,500,000	Aegion Corp., Term Loan, 5.5% (LIBOR + 475 bps), 5/17/28	$1,518,750
1,750,000(b)	Artera Services, LLC, Incremental Term Loan, 3/6/25	1,743,984
997,500	CP Atlas Buyer, Inc. (aka American Bath), Term B Loan, 4.25% (LIBOR + 375 bps), 11/23/27	994,071
548,875	LBM Acquisition LLC, First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/17/27	542,357
1,246,875	Potters Industries LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 12/14/27	1,250,771
	Total Construction & Building	$6,049,933
	Consumer goods: Durable - 0.4%
1,431,875	ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$1,439,034
	Total Consumer goods: Durable	$1,439,034
	Consumer Nondurables - 0.4%
1,481,288	Sunshine Luxembourg VII S.A.RL (aka Galderma), Facility B3, 4.5% (LIBOR + 375 bps), 10/1/26	$1,485,343
	Total Consumer Nondurables	$1,485,343
	Containers, Packaging & Glass - 0.8%
939,010	Plastipak Holdings, Inc., Tranche B Term Loan, 2.6% (LIBOR + 250 bps), 10/14/24	$935,371
989,950	Pregis TopCo LLC, First Lien Initial Term Loan, 4.092% (LIBOR + 400 bps), 7/31/26	991,187
Principal Amount USD ($)		Value
	Containers, Packaging & Glass - (continued)
1,250,000	Pregis TopCo LLC, First Lien Third Amendment Refinancing Term Loan, 4.5% (LIBOR + 400 bps), 7/31/26	$1,252,084
	Total Containers, Packaging & Glass	$3,178,642
	Diversified & Conglomerate Manufacturing - 1.2%
2,895,713	Garda World Security Corp., Term B-2 Loan, 4.34% (LIBOR + 425 bps), 10/30/26	$2,892,997
1,858,839	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	1,849,545
	Total Diversified & Conglomerate Manufacturing	$4,742,542
	Diversified & Conglomerate Service - 6.6%
1,926,324	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 8/30/24	$1,928,732
540,638	Alion Science and Technology Corp., First Lien 2021 Replacement Term Loan, 3.5% (LIBOR + 275 bps), 7/23/24	540,638
1,488,693	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 4.25% (LIBOR + 375 bps), 5/12/28	1,488,826
2,102,531	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	2,028,070
450,485	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.5% (LIBOR + 250 bps), 3/1/24	450,153
78,961	Convergint Technologies LLC, Delayed Draw Term Loan, 4.32% (LIBOR + 375 bps), 3/31/28	79,123
496,104	Convergint Technologies LLC, Term Loan, 4.5% (LIBOR + 375 bps), 3/31/28	497,123
2,254,316	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	2,186,283
2,371,551	First Brands Group LLC 2021, First Lien Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	2,403,171
1,000,000	FleetCor Technologies Operating Company LLC, Term Loan B, 1.842% (LIBOR + 175 bps), 4/28/28	994,196
1,450,930	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.0% (LIBOR + 300 bps), 6/28/24	1,445,489
2,000,000	Heartland Dental, LLC, 2021 Incremental Term Loan, 4.093% (LIBOR + 400 bps), 4/30/25	1,997,142
364,128	Intrado Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	352,597
1,135,000	Intrado Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	1,108,911
972,362	Mitchell International, Inc., First Lien Initial Term Loan, 3.342% (LIBOR + 325 bps), 11/29/24	959,397
972,500	Ozark Holdings LLC (aka Royal Oak), 2020 Refinancing Term Loan, 4.25% (LIBOR + 375 bps), 12/16/27	974,475
1,500,000	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 4.5% (LIBOR + 350 bps), 5/30/25	1,495,313
1,000,000(b)	Sitel Worldwide Corp., Term Loan, 7/28/28	1,000,000
500,000	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 3.5% (LIBOR + 300 bps), 6/27/25	498,281
992,327	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 2.842% (LIBOR + 275 bps), 6/27/25	987,738
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6.842% (LIBOR + 675 bps), 6/26/26	501,667
2,872,500	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	2,783,932
	Total Diversified & Conglomerate Service	$26,701,257
	Diversified Natural Resources, Precious Metals - 0.2%
995,000	84 Lumber Co., Term B-1 Loan, 3.75% (LIBOR + 300 bps), 11/13/26	$996,119
	Total Diversified Natural Resources, Precious Metals	$996,119
	Electric & Electrical - 0.8%
3,391,500	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.5% (LIBOR + 275 bps), 2/15/28	$3,356,880
	Total Electric & Electrical	$3,356,880
	Electronics - 2.3%
3,000,000	CoreLogic, Inc. (fka First American Corporation, The), Term Loan, 4.0% (LIBOR + 350 bps), 6/2/28	$2,989,500
2,551	Flexera Software LLC (fka Flexera Software, Inc.), First Lien Term B-1 Loan, 4.5% (LIBOR + 375 bps), 3/3/28	2,556
1,456,760	Natel Engineering Company, Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 4/30/26	1,402,131
3,051,776	Scientific Games International, Inc., Initial Term B-5 Loan, 2.842% (LIBOR + 275 bps), 8/14/24	3,008,755
1,895,658	Ultra Clean Holdings, Inc., Term Loan, 3.842% (LIBOR + 375 bps), 8/27/25	1,900,398
	Total Electronics	$9,303,340
	Entertainment & Leisure - 1.5%
1,300,000	AIT Worldwide Logistics Holdings, Inc., Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/6/28	$1,302,438
742,500	Carnival Corp., Initial Advance, 3.75% (LIBOR + 300 bps), 6/30/25	738,557
1,970,063	Enterprise Development Authority, Term Loan B, 5.0% (LIBOR + 425 bps), 2/28/28	1,979,913
1,994,792	Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.), Term B-5 Loan, 3.75% (LIBOR + 300 bps), 4/1/24	1,981,077
	Total Entertainment & Leisure	$6,001,985
	Environmental Services - 0.8%
1,167,666	GFL Environmental, Inc., 2020 Refinancing Term Loan, 3.5% (LIBOR + 300 bps), 5/30/25	$1,168,324
1,200,000	Liberty Tire Recycling Group, Cov-Lite Term Loan, 5.5% (LIBOR + 450 bps), 5/5/28	1,206,000
750,000	WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3.25% (LIBOR + 275 bps), 3/24/28	748,242
	Total Environmental Services	$3,122,566
	Finance - 0.6%
1,835,000	Bank of Industry, Ltd., 6.119% (LIBOR + 600 bps), 12/11/23	$1,825,458
498,750	Citadel Securities LP, Term Loan B, 2.592% (LIBOR + 250 bps), 2/2/28	490,770
	Total Finance	$2,316,228
	Financial Services - 1.6%
1,843,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 3.092% (LIBOR + 300 bps), 6/15/25	$1,819,963
580,971	EFS Cogen Holdings I LLC, Term Loan B Advance, 4.5% (LIBOR + 350 bps), 10/1/27	579,985
1,830,441	Everi Payments, Inc., Term B Loan, 3.5% (LIBOR + 275 bps), 5/9/24	1,828,473
Principal Amount USD ($)		Value
	Financial Services - (continued)
2,463,242	Vistra Group Holdings (BVI) II, Ltd., First Lien 2020 Dollar Term Loan, 4.75% (LIBOR + 375 bps), 10/27/25	$2,441,688
	Total Financial Services	$6,670,109
	Food & Beverage - 0.4%
1,500,000	City Brewing Company LLC, First Lien Closing Date Term Loan, 4.25% (LIBOR + 350 bps), 4/5/28	$1,493,438
	Total Food & Beverage	$1,493,438
	Forest Products - 1.2%
1,042,125	Chobani LLC, 2020 New Term Loan, 4.5% (LIBOR + 350 bps), 10/25/27	$1,043,428
1,693,121	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.5% (LIBOR + 375 bps), 11/3/25	1,694,179
2,000,000	Schweitzer-Mauduit International, Inc., Term Loan B, 4.5% (LIBOR + 375 bps), 2/9/28	1,987,500
	Total Forest Products	$4,725,107
	Gaming & Hotels - 0.7%
1,000,000(b)	Hilton Grand Vacations Borrower LLC, Term Loan, 5/19/28	$998,000
2,000,000(b)	Lucky Bucks LLC, Term Loan, 7/21/27	1,970,000
	Total Gaming & Hotels	$2,968,000
	Government - 0.3%
1,250,000	Madison IAQ LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 6/21/28	$1,241,146
	Total Government	$1,241,146
	Healthcare - 2.5%
1,077,835	Alkermes, Inc., 2026 Term Loan, 3.0% (LIBOR + 250 bps), 3/12/26	$1,077,835
2,000,000(b)	ANI Pharmaceuticals, Inc., Term B Loan, 5/24/27	2,005,000
498,750	Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 2.5% (LIBOR + 200 bps), 3/15/28	494,906
1,250,000	Padagis LLC, Term B Loan, 5.25% (LIBOR + 475 bps), 7/6/28	1,253,906
1,245,005	Phoenix Guarantor, Inc. (aka Brightspring), Term Loan, 3.596% (LIBOR + 350 bps), 3/5/26	1,237,891
1,000,000(b)	Signify Health LLC, Term Loan, 6/16/28	996,250
1,200,000	Sotera Health Holdings LLC, First Lien Refinancing Term Loan, 3.25% (LIBOR + 275 bps), 12/11/26	1,195,000
1,000,000(b)	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 11/20/26	995,315
995,000	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Initial Term Loan, 6.25% (LIBOR + 550 bps), 12/15/27	1,002,877
	Total Healthcare	$10,258,980
	Healthcare & Pharmaceuticals - 3.0%
2,430,313	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.592% (LIBOR + 350 bps), 9/26/24	$2,429,975
982,500	Curium BidCo S.a.r.l., Facility B, 4.147% (LIBOR + 400 bps), 7/9/26	978,816
1,056,582	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 5.75% (LIBOR + 500 bps), 3/27/28	1,033,800
1,733,788	FC Compassus LLC, Term B-1 Loan, 5.0% (LIBOR + 425 bps), 12/31/26	1,744,984
2,330,692	Kindred Healthcare LLC, Closing Date Term Loan, 4.625% (LIBOR + 450 bps), 7/2/25	2,324,865
659,198	Loire UK Midco 3, Ltd., Facility B, 3.092% (LIBOR + 300 bps), 4/21/27	646,426
1,410,635	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.592% (LIBOR + 350 bps), 11/13/25	1,405,345
302,350	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.592% (LIBOR + 350 bps), 11/13/25	301,216
1,481,250	Upstream Newco, Inc., First Lien Initial Term Loan, 4.592% (LIBOR + 450 bps), 11/20/26	1,459,031
	Total Healthcare & Pharmaceuticals	$12,324,458
	Healthcare, Education & Childcare - 4.0%
619,111	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$619,885
541,063	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 5/10/23	527,367
661,390	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 2.842% (LIBOR + 275 bps), 11/27/25	655,947
1,019,081	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.092% (LIBOR + 300 bps), 6/2/25	1,013,190
448,875	CNT Holdings I Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/8/27	448,922
1,494,644	Gentiva Health Services, Inc., First Lien Term B Loan, 2.875% (LIBOR + 275 bps), 7/2/25	1,490,908
1,250,000	Jazz Pharmaceuticals, Inc., Term Loan, 4.0% (LIBOR + 350 bps), 5/5/28	1,252,865
1,478,638	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	1,446,987
613,384	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.842% (LIBOR + 375 bps), 11/16/25	608,959
1,493,747	Milano Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	1,494,680
1,500,000	One Call Corp., First Lien Initial Term Loan B, 6.25% (LIBOR + 550 bps), 4/22/27	1,509,375
2,000,000	Organon & Co., Term Loan (USD), 3.5% (LIBOR + 300 bps), 6/2/28	1,998,594
760,008	Quorum Health Corp., Term Loan, 7.5% (LIBOR + 650 bps), 4/29/25	769,825
1,473,750	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	1,477,894
1,000,000	U.S. Renal Care, Inc., Term Loan, 6.5% (LIBOR + 550 bps), 6/26/26	1,005,000
	Total Healthcare, Education & Childcare	$16,320,398
	Home Furnishings - 0.7%
2,200,000	Instant Brands Holdings Inc., Term Loan, 5.75% (LIBOR + 500 bps), 4/12/28	$2,200,000
497,500	Weber-Stephen Products LLC, Initial Term B Loan, 4.3% (LIBOR + 325 bps/PRIME + 225 bps + 325 bps), 10/30/27	497,345
	Total Home Furnishings	$2,697,345
Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure - 2.3%
818,941	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.842% (LIBOR + 175 bps), 11/19/26	$805,442
1,480,818	Caesars Resort Collection LLC, Term B Loan, 2.842% (LIBOR + 275 bps), 12/23/24	1,465,496
992,500	Caesars Resort Collection LLC, Term B-1 Loan, 4.592% (LIBOR + 450 bps), 7/21/25	994,361
561,921	Flutter Entertainment Plc, USD Term Loan, 2.397% (LIBOR + 350 bps), 7/21/26	559,930
1,972,024	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial B Term Loan, 3.25% (LIBOR + 250 bps), 10/4/23	1,954,153
1,500,000	J & J Ventures Gaming LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 4/26/28	1,507,500
498,750	Playtika Holding Corp., Term B-1 Loan, 2.842% (LIBOR + 275 bps), 3/13/28	495,976
1,398,649	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	1,524,527
101,351	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	110,472
	Total Hotel, Gaming & Leisure	$9,417,857
	Industrial Services - 0.2%
1,000,000(b)	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 6/23/28	$991,458
	Total Industrial Services	$991,458
	Insurance - 1.4%
445,500	AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan, 5.0% (LIBOR + 400 bps), 12/3/26	$446,216
1,817,314	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.092% (LIBOR + 300 bps), 11/3/24	1,790,055
750,000(b)	Asurion LLC (fka Asurion Corp.), Second Lien New B-4 Term Loan, 1/20/29	748,125
727,019	MPH Acquisition Holdings LLC, Initial Term Loan, 3.75% (LIBOR + 900 bps), 6/7/23	722,929
980,000	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 3.842% (LIBOR + 375 bps), 9/3/26	973,439
844,095	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.147% (LIBOR + 300 bps), 5/16/24	835,917
	Total Insurance	$5,516,681
	Leasing - 1.5%
1,248,279	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$1,233,283
787,605	Fly Funding II S.a.r.l., Replacement Term Loan, 1.92% (LIBOR + 175 bps), 8/11/25	775,627
577,500	Fly Funding II S.a.r.l., Term Loan B, 7.0% (LIBOR + 600 bps), 10/8/25	581,831
1,682,848(b)	Hertz Corp., Initial Term B Loan, 6/30/28	1,674,959
317,152(b)	Hertz Corp., Initial Term C Loan, 6/30/28	315,665
1,504,463	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.875% (LIBOR + 375 bps), 9/11/23	1,487,068
	Total Leasing	$6,068,433
	Leisure & Entertainment - 0.8%
1,992,360	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 3.103% (LIBOR + 300 bps), 4/22/26	$1,775,846
1,487,659	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	1,409,402
	Total Leisure & Entertainment	$3,185,248
	Machinery - 2.2%
498,750	Clark Equipment Co., (aka Doosan Bobcat Inc.), Third Amendment Incremental Term Loan, 2.397% (LIBOR + 225 bps), 5/18/24	$497,503
1,702,857	CTC AcquiCo GmbH, Facility B2, 2.885% (LIBOR + 275 bps), 3/7/25	1,683,700
458,716(b)	Engineered Components and Systems LLC, Delayed Draw Term Loan, 6/8/28	458,716
1,541,284(b)	Engineered Components and Systems LLC, Term Loan, 6/8/28	1,541,284
2,216,243	MHI Holdings LLC, Initial Term Loan, 5.087% (LIBOR + 500 bps), 9/21/26	2,224,554
271,041	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	270,431
500,000	Triton Water Holdings, Inc., First Lien Initial Term Loan, 4.0% (LIBOR + 350 bps), 3/31/28	496,797
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 2.592% (LIBOR + 250 bps), 10/23/25	1,933,357
	Total Machinery	$9,106,342
	Manufacturing - 0.2%
1,000,000	Conair Holdings LLC, First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 5/17/28	$998,281
	Total Manufacturing	$998,281
	Media - 2.6%
2,959,429	Altice France SA, USD TLB-13 Incremental Term Loan, 4.155% (LIBOR + 400 bps), 8/14/26	$2,956,346
1,500,000	Cable One, Inc., Term Loan B-4, 2.092% (LIBOR + 200 bps), 5/3/28	1,484,062
2,563,182	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.343% (LIBOR + 225 bps), 1/15/26	2,526,537
900,000(b)	DIRECTV Financing LLC, Closing Date Term Loan, 8/2/27	899,493
1,500,000(b)	Univision Communications Inc., Term Loan B, 5/5/28	1,496,876
1,015,000	Ziggo Financing Partnership, Term Loan I Facility, 2.593% (LIBOR + 250 bps), 4/30/28	999,537
	Total Media	$10,362,851
	Metals & Mining - 1.0%
750,000	Atkore International, Inc., Initial Term Loan, 2.5% (LIBOR + 200 bps), 5/26/28	$750,469
500,000	Harsco Corp., Term Loan, 2.75% (LIBOR + 225 bps), 3/10/28	495,833
2,192,283	Phoenix Services International LLC, Term B Loan, 4.75% (LIBOR + 375 bps), 3/1/25	2,188,514
674,336	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	671,808
	Total Metals & Mining	$4,106,624
	Oil & Gas - 1.9%
1,950,000	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.342% (LIBOR + 325 bps), 9/29/25	$1,922,579
2,501	Delek US Holdings, Inc., Initial Term Loan, 2.342% (LIBOR + 225 bps), 3/31/25	2,449
500,000	DT Midstream, Inc., Initial Term Loan, 2.5% (LIBOR + 200 bps), 6/26/28	499,479
250,000	ITT Holdings LLC, Initial Term Loan, 3.25% (LIBOR + 275 bps), 7/10/28	250,000
Principal Amount USD ($)		Value
	Oil & Gas - (continued)
1,337,188	NorthRiver Midstream Finance LP, Initial Term B Loan, 3.395% (LIBOR + 325 bps), 10/1/25	$1,326,509
3,617,374	Traverse Midstream Partners LLC, Advance Term Loan, 6.5% (LIBOR + 550 bps), 9/27/24	3,623,187
	Total Oil & Gas	$7,624,203
	Personal and Non Durable Consumer Products (Mfg. Only) - 0.2%
845,750	Kronos Acquisition Holdings, Inc., Cov-Lite TLB, 4.25% (LIBOR + 375 bps), 12/22/26	$837,896
	Total Personal and Non Durable Consumer Products (Mfg. Only)	$837,896
	Personal, Food & Miscellaneous Services - 1.8%
962,589	IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings), 2020 Replacement Term B Loan, 3.75% (LIBOR + 275 bps), 2/5/25	$958,120
298,500	IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings), Fourth Amendment Incremental Term Loan, 4.25% (LIBOR + 325 bps), 12/15/27	297,887
2,708,750	Option Care Health, Inc., Term B Loan, 3.842% (LIBOR + 375 bps), 8/6/26	2,697,747
2,795,157	Parfums Holding Co., Inc., First Lien Initial Term Loan, 4.092% (LIBOR + 400 bps), 6/30/24	2,787,587
650,000(b)	Whatabrands LLC, Initial Term B Loan, 8/3/28	647,806
	Total Personal, Food & Miscellaneous Services	$7,389,147
	Printing & Publishing - 0.5%
650,000	Cengage Learning, Inc., First Lien Term B Loan, 5.75% (LIBOR + 475 bps), 7/14/26	$650,362
750,000	Cimpress Public Limited Co., Term Loan B, 4.0% (LIBOR + 350 bps), 5/17/28	749,531
753,303	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23	753,303
	Total Printing & Publishing	$2,153,196
	Professional & Business Services - 6.0%
1,396,500	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.5% (LIBOR + 475 bps), 1/29/27	$1,404,181
1,950,000	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 5.25% (LIBOR + 450 bps), 3/17/28	1,953,656
950,000	APi Group DE, Inc., Initial Term Loan, 2.592% (LIBOR + 250 bps), 10/1/26	945,448
1,000,000	APX Group, Inc., Initial Term Loan, 4.0% (LIBOR + 350 bps), 7/10/28	994,375
750,000	ArchKey Holdings, Inc., First Lien Initial Term Loan, 6.0% (LIBOR + 525 bps), 6/29/28	751,875
1,500,000	Arcline FM Holdings, LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 475 bps), 6/23/28	1,505,625
1,101,056	Atlas CC Acquisition Corp., First Lien Term B Loan, 5.0% (LIBOR + 425 bps), 5/25/28	1,106,102
223,944	Atlas CC Acquisition Corp., First lien Term C Loan, 5.0% (LIBOR + 425 bps), 5/25/28	224,970
1,969,937	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.63% (LIBOR + 350 bps), 8/21/26	1,916,117
600,000(b)	Curia Global, Inc., Incremental Term Loan, 8/30/26	598,875
1,350,000	Edelman Financial Engines Center LLC, First Lien Initial Term Loan, 4.25% (LIBOR + 350 bps), 4/7/28	1,348,312
968,399	Elanco Animal Health, Inc., Term Loan, 1.85% (LIBOR + 175 bps), 8/1/27	951,971
497,468	Ensemble RCM LLC, Closing Date Term Loan, 3.879% (LIBOR + 375 bps), 8/3/26	497,690
520,386	First Advantage Holdings LLC, First Lien Term B-1 Loan, 2.842% (LIBOR + 275 bps), 1/31/27	517,654
2,750,680	Icon Public Ltd. Co., Lux Term Loan, 3.0% (LIBOR + 250 bps), 7/3/28	2,747,814
249,320	Icon Public Ltd. Co., U.S. Term Loan, 3.0% (LIBOR + 250 bps), 7/3/28	249,060
500,000	Maximus, Inc., Tranche B Term Loan, 2.5% (LIBOR + 200 bps), 5/28/28	499,375
1,147,125	Petco Health and Wellness Company, Inc., First Lien Initial Term Loan, 4.0% (LIBOR + 325 bps), 3/3/28	1,144,019
207,813	PPD, Inc., Initial Term Loan, 2.75% (LIBOR + 225 bps), 1/13/28	207,585
1,259,716	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 3.342% (LIBOR + 325 bps), 5/1/25	1,246,961
248,125	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien New Term Loan, 4.75% (LIBOR + 400 bps), 5/1/25	247,970
956,795	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 4.342% (LIBOR + 425 bps), 6/15/25	958,948
650,000(b)	Trader Interactive LLC (fka Dominion Web Solutions LLC), Initial Term Loan, 7/28/28	649,188
1,794,589	Verscend Holding Corp., Term B-1 Loan, 4.092% (LIBOR + 400 bps), 8/27/25	1,794,589
	Total Professional & Business Services	$24,462,360
	Retail - 4.2%
1,000,000	At Home Group Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 7/24/28	$1,000,312
997,500	Belron Group SA, Dollar Third Incremental Loan, 3.25% (LIBOR + 275 bps), 4/13/28	993,448
1,846,875	Dealer Tire LLC, Term B-1 Loan, 4.342% (LIBOR + 425 bps), 12/12/25	1,847,259
2,557,150	Great Outdoors Group LLC, Term B-1 Loan, 5.0% (LIBOR + 425 bps), 3/6/28	2,563,863
794,000	Harbor Freight Tools USA, Inc., Initial Loan, 3.25% (LIBOR + 275 bps), 10/19/27	791,235
475,000	Mattress Firm, Inc., Term Loan, 6.25% (LIBOR + 525 bps), 11/26/27	483,906
1,500,000	Michaels Companies, Inc., Term B Loan, 5.0% (LIBOR + 425 bps), 4/15/28	1,500,234
1,700,000	PetSmart LLC, Initial Term Loan, 4.5% (LIBOR + 375 bps), 2/11/28	1,701,239
900,000(b)	Pilot Travel Centers LLC, Term Loan B, 7/29/28	896,625
748,125	Rent-A-Center, Inc., Initial Term Loan, 4.75% (LIBOR + 400 bps), 2/17/28	751,398
600,733	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	600,733
1,899,506	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.676% (LIBOR + 450 bps), 9/12/24	1,872,370
1,000,000	Torrid LLC, Closing Date Term Loan, 6.25% (LIBOR + 550 bps), 6/14/28	1,002,656
497,500	TruGreen, Ltd. Partnership, First Lien Second Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 11/2/27	500,299
495,011	United Natural Foods, Inc., Initial Term Loan, 3.592% (LIBOR + 350 bps), 10/22/25	494,300
	Total Retail	$16,999,877
	Securities & Trusts - 1.1%
1,496,250	CCRR Parent, Inc., First Lien Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/6/28	$1,503,731
1,000,000(b)	HCRX Investments Holdco LP, Term Loan B, 7/14/28	997,344
1,000,000(b)	KKR Apple Bidco LLC, Term Loan, 7/14/28	994,375
Principal Amount USD ($)		Value
	Securities & Trusts - (continued)
1,000,000(b)	Zebra Buyer LLC, Term Loan, 4/21/28	$1,001,458
	Total Securities & Trusts	$4,496,908
	Services: Consumer - 0.6%
2,605,987	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2021 Refinancing Term B-1 Loan, 3.5% (LIBOR + 275 bps), 9/23/26	$2,597,572
	Total Services: Consumer	$2,597,572
	Software - 0.2%
111,111(b)	Osmosis Buyer Ltd., Delayed Draw Term B Loan, 7/30/28	$111,227
888,889(b)	Osmosis Buyer Ltd., Initial Term B Loan, 7/30/28	889,815
	Total Software	$1,001,042
	Telecommunications - 3.4%
1,723,684	Commscope, Inc., Initial Term Loan, 3.342% (LIBOR + 325 bps), 4/6/26	$1,713,342
2,500,000	Gogo Inc., TLB, 4.5% (LIBOR + 375 bps), 4/30/28	2,496,875
1,973,981	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.842% (LIBOR + 175 bps), 3/1/27	1,934,677
2,261,788	Lumen Technologies, Inc., Term B Loan, 2.342% (LIBOR + 225 bps), 3/15/27	2,228,017
1,045,876	Virgin Media Bristol LLC, N Facility, 2.593% (LIBOR + 250 bps), 1/31/28	1,031,204
350,000	Virgin Media Bristol LLC, Term Loan Q, 3.343% (LIBOR + 325 bps), 1/31/29	348,844
1,638,198	Windstream Services II LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	1,646,184
2,307,072	Xplornet Communications, Inc., Initial Term Loan, 4.842% (LIBOR + 475 bps), 6/10/27	2,312,635
	Total Telecommunications	$13,711,778
	Textile & Apparel - 0.7%
700,000	Adient US LLC, Term B-1 Loan, 3.592% (LIBOR + 350 bps), 4/10/28	$700,292
2,000,000	BK LC Lux SPV S.a r.l., Facility B, 4.25% (LIBOR + 375 bps), 4/28/28	1,998,500
298,502	Canada Goose Inc., 2021 Refinancing Term Loan, 4.25% (LIBOR + 350 bps), 10/7/27	299,746
	Total Textile & Apparel	$2,998,538
	Transportation - 1.1%
997,500	Daseke Companies, Inc., 2021 Initial Term Loan, 4.75% (LIBOR + 400 bps), 3/9/28	$999,215
1,462,500	Envision Healthcare Corp., Initial Term Loan, 3.842% (LIBOR + 375 bps), 10/10/25	1,254,775
912,990(b)	First Student Bidco Inc., Initial Term B Loan, 7/21/28	907,365
337,010(b)	First Student Bidco Inc., Initial Term C Loan, 7/21/28	334,933
493,750	Genesee & Wyoming, Inc., Initial Term Loan, 2.147% (LIBOR + 200 bps), 12/30/26	489,677
547,234	Syncreon Group BV, Second Out Term Loan, 7.0% (LIBOR + 600 bps), 4/1/25	549,177
	Total Transportation	$4,535,142
	Utilities - 1.8%
699,006	Calpine Construction Finance Co., LP, Term B Loan, 2.092% (LIBOR + 200 bps), 1/15/25	$689,101
758,520	Compass Power Generation LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	749,986
2,519,609	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	2,239,303
977,496	Exgen Renewables IV LLC, Term Loan, 3.5% (LIBOR + 250 bps), 12/15/27	977,291
792,000	Hamilton Projects Acquiror LLC, Term Loan, 5.75% (LIBOR + 475 bps), 6/17/27	783,255
990,000	PG&E Corp., Term Loan, 3.5% (LIBOR + 300 bps), 6/23/25	966,075
924,622	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 1.84% (LIBOR + 175 bps), 12/31/25	913,815
	Total Utilities	$7,318,826
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $362,313,712)	$363,804,414
Shares
	COMMON STOCKS - 0.2% of Net Assets
	Energy Equipment & Services - 0.1%
28,836(c)	FTS International, Inc.	$563,455
	Total Energy Equipment & Services	$563,455
	Oil, Gas & Consumable Fuels - 0.1%
6,293(c)	Summit Midstream Partners LP	$234,792
	Total Oil, Gas & Consumable Fuels	$234,792
	Specialty Retail - 0.0%†
54,675+^(c)	Targus Cayman SubCo, Ltd.	$83,653
	Total Specialty Retail	$83,653
	TOTAL COMMON STOCKS
	(Cost $1,081,312)	$881,900
Principal Amount USD ($)
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3% of Net Assets
379,928(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.351% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	$375,377
500,000(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.101% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	507,193
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.093% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	446,412
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,529,488)	$1,328,982
	CORPORATE BONDS - 3.2% of Net Assets
	Advertising - 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	$274,699
	Total Advertising	$274,699
Principal Amount USD ($)		Value
	Banks - 0.3%
1,000,000(d)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$1,035,700
	Total Banks	$1,035,700
	Chemicals - 0.2%
500,000	Olin Corp., 5.625%, 8/1/29	$548,595
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	387,280
	Total Chemicals	$935,875
	Commercial Services - 0.4%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$548,050
1,000,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,060,000
	Total Commercial Services	$1,608,050
	Diversified Financial Services - 0.3%
1,003,472(f)	Avation Capital SA, 8.25% (9.00% PIK 8.25% cash), 10/31/26 (144A)	$817,830
440,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	447,150
	Total Diversified Financial Services	$1,264,980
	Entertainment - 0.4%
1,520,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	$1,582,563
	Total Entertainment	$1,582,563
	Healthcare-Services - 0.0%†
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$151,706
	Total Healthcare-Services	$151,706
	Housewares - 0.0%†
70,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$74,550
	Total Housewares	$74,550
	Iron & Steel - 0.2%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$687,073
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	272,630
	Total Iron & Steel	$959,703
	Leisure Time - 0.1%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$475,000
	Total Leisure Time	$475,000
	Lodging - 0.2%
1,000,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	$1,005,000
	Total Lodging	$1,005,000
	Mining - 0.1%
390,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	$420,225
	Total Mining	$420,225
	Pharmaceuticals - 0.3%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/24	$1,049,240
	Total Pharmaceuticals	$1,049,240
	REITS - 0.2%
750,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$798,750
	Total REITS	$798,750
	Retail - 0.4%
205,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	$212,431
221,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	233,984
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	294,263
95,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	109,250
205,000	Macy’s Retail Holdings LLC, 5.875%, 4/1/29 (144A)	216,244
442,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	467,954
	Total Retail	$1,534,126
	TOTAL CORPORATE BONDS
	(Cost $12,749,428)	$13,170,167
	INSURANCE-LINKED SECURITIES - 0.3% of Net Assets#
	Event Linked Bond - 0.1%
	Windstorm - U.S. Regional - 0.1%
250,000(a)	Matterhorn Re, 7.043% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$251,975
	Total Event Linked Bond	$251,975
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
12,000+(g)	Limestone Re 2016-1, 8/31/22	$675
300,000+(c)(g)	Resilience Re, 10/6/21	–
		$675
	Windstorm - Florida - 0.0%†
300,000+(c)(g)	Formby Re 2018, 2/28/22	$41,758
	Total Collateralized Reinsurance	$42,433
	Reinsurance Sidecars - 0.2%
	Multiperil - U.S. - 0.0%†
600,000+(c)(g)	Carnoustie Re 2017, 11/30/21	$79,080
400,000+(c)(h)	Harambee Re 2018, 12/31/21	1,080
400,000+(h)	Harambee Re 2019, 12/31/22	2,040
		$82,200
Face Amount USD ($)		Value
	Multiperil - Worldwide - 0.2%
4,860+(h)	Alturas Re 2019-2, 3/10/22	$6,673
47,461+(h)	Alturas Re 2020-2, 0.0%, 3/10/23	57,048
250,000+(c)(g)	Bantry Re 2016, 3/31/22	20,150
1,635,886+(c)(g)	Berwick Re 2018-1, 12/31/21	157,179
739,764+(c)(g)	Berwick Re 2019-1, 12/31/22	88,402
30,000+(g)	Eden Re II, 3/22/22 (144A)	8,920
5,700+(g)	Eden Re II, 3/22/23 (144A)	30,038
50,000+(c)(g)	Eden Re II, 3/22/24 (144A)	46,135
700,000+(c)(h)	Lorenz Re 2018, 7/1/22	3,570
400,000+(c)(g)	Merion Re 2018-2, 12/31/21	66,200
600,000+(c)(g)	Pangaea Re 2018-1, 12/31/21	12,633
600,000+(c)(g)	Pangaea Re 2018-3, 7/1/22	12,446
491,548+(c)(g)	Pangaea Re 2019-1, 2/1/23	10,243
441,188+(c)(g)	Pangaea Re 2019-3, 7/1/23	15,870
486,388+(g)	Pangaea Re 2020-1, 0.0%, 2/1/24	10,322
150,000+(c)(g)	Sector Re V, 12/1/23 (144A)	31,432
10,000+(c)(g)	Sector Re V, 12/1/24 (144A)	27,050
695,194+(c)(g)	St. Andrews Re 2017-4, 6/1/22	68,407
253,645+(c)(g)	Woburn Re 2018, 12/31/21	18,567
74,914+(c)(g)	Woburn Re 2019, 12/31/22	21,081
		$712,366
	Total Reinsurance Sidecars	$794,566
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $1,515,422)	$1,088,974
Shares		Value
	CLOSED-END FUND - 0.6% of Net Assets
75,000	Invesco Senior Loan ETF	$1,652,250
22,225	SPDR Blackstone/GSO Senior Loan ETF	1,018,350
	TOTAL CLOSED-END FUND
	(Cost $2,688,767)	$2,670,600
	RIGHT/WARRANT - 0.0%† of Net Assets
	Real Estate Management & Development - 0.0%†
18(c)(i)	Fujian Thai Hot Investment Co., Ltd. 10/13/27	$8,100
	Total Real Estate Management & Development	$8,100
	TOTAL RIGHT/WARRANT
	(Cost $0)	$8,100
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 3.0% of Net Assets
	REPURCHASE AGREEMENTS - 3.0%
6,000,000	$6,000,00 ScotiaBank, 0.1%, dated 7/30/21 plus accrued interest on 8/2/21 collateralized by the following: $902 Freddie Mac Giant, 5.0%, 3/1/49 $70,255 U.S. Treasury Bill, 0.0% - 1.8%, 9/9/21 - 1/15/28 $36,688 U.S. Treasury Bond, 1.6% - 3.0%, 5/15/45 - 5/15/51 $6,012,539 U.S. Treasury Note, 1.9%, 6/30/26	$6,000,000
6,000,000	$6,000,00 RBC Capital Markets LLC, 0.1%, dated 7/30/21 plus accrued interest on 8/2/21 collateralized by the following: $246,283 Federal National Mortgage Association, 2.5%, 2/1/51 $5,873,744 Government National Mortgage Association, 2.5% - 5.0%, 2/20/48 - 1/20/51	6,000,000
		$12,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $12,000,000)	$12,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.1%
	(Cost $393,878,129)	$394,953,137
	OTHER ASSETS AND LIABILITIES - 2.9%	$11,651,302
	NET ASSETS - 100.0%	$406,604,439

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $11,127,676, or 2.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2021.
(b)	This term loan will settle after July 31, 2021, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 18 shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$4,860	$6,673
Alturas Re 2020-2	1/1/2020	47,461	57,048
Bantry Re 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	269,753	157,179
Berwick Re 2019-1	12/31/2018	88,396	88,402
Carnoustie Re 2017	1/5/2017	142,655	79,080
Eden Re II	12/15/2017	1,793	8,920
Eden Re II	12/23/2019	50,000	46,135
Eden Re II	1/22/2019	668	30,038
Formby Re 2018	7/9/2018	33,098	41,758
Harambee Re 2018	12/19/2017	20,163	1,080
Harambee Re 2019	12/20/2018	–	2,040
Limestone Re 2016-1	12/15/2016	990	675
Lorenz Re 2018	6/26/2018	150,268	3,570
Matterhorn Re	4/30/2020	250,000	251,975
Merion Re 2018-2	12/28/2017	16,461	66,200
Pangaea Re 2018-1	12/26/2017	85,805	12,633
Pangaea Re 2018-3	5/31/2018	144,517	12,446
Pangaea Re 2019-1	1/9/2019	5,160	10,243
Pangaea Re 2019-3	7/25/2019	13,236	15,870
Pangaea Re 2020-1	1/21/2020	–	10,322
Resilience Re	4/13/2017	980	–
Sector Re V	1/1/2020	10,000	27,050
Sector Re V	12/4/2018	50,820	31,432
St. Andrews Re 2017-4	3/31/2017	–	68,407
Woburn Re 2018	3/20/2018	89,700	18,567
Woburn Re 2019	2/14/2019	18,488	21,081
Total Restricted Securities			$1,088,974
% of Net assets			0.3%

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
4,600,000	Markit CDX North America High Yield Series 34	Receive	5.00%	6/20/25	$ (8,306)	$ 449,803	$ 441,497
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ (8,306)	$ 449,803	$ 441,497
TOTAL SWAP CONTRACT					$ (8,306)	$ 449,803	$ 441,497

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$363,804,414	$–	$363,804,414
Common Stocks
Specialty Retail	–	–	83,653	83,653
All Other Common Stocks	798,247	–	–	798,247
Commercial Mortgage-Backed Securities	–	1,328,982	–	1,328,982
Corporate Bonds	–	13,170,167	–	13,170,167
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	675	675
Windstorm - Florida	–	–	41,758	41,758
Reinsurance Sidecars
Multiperil - U.S.	$–	$–	$82,200	$82,200
Multiperil - Worldwide	–	–	712,366	712,366
All Other Insurance-Linked Security	–	251,975	–	251,975
Closed-End Fund	2,670,600	–	–	2,670,600
Right/Warrant	–	8,100	–	8,100
Repurchase Agreements	–	12,000,000	–	12,000,000
Total Investments in Securities	$3,468,847	$390,563,638	$920,652	$394,953,137
Other Financial Instruments
Swap contract, at value	$–	$441,497	$–	$441,497
Total Other Financial Instruments	$–	$441,497	$–	$441,497

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/20	$72,171	$2,915,717	$2,987,888
Realized gain (loss)	--	(40,649)	(40,649)
Change in unrealized appreciation (depreciation)	11,482	(133,341)	(121,859)
Accrued discounts/premiums	--	--	--
Purchases	--	--	--
Sales	--	(1,904,728)	(1,904,728)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 7/31/21	$83,653	$836,999	$920,652
*	Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2021, there were no transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2021: $(110,878).